Investments, AFS debt securities - Investments, Available for Sale Debt Securities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments available for sale, at fair value, restricted investments	₨ 2,971,980.0	₨ 3,936,248.0	$ 31,674.1
Debt Securities, Available-for-sale, Unrealized Loss	245,954.9
Allowance for credit loss	0.0	0.0
Available-for-Sale Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	7,459,926.7	7,606,321.8	79,504.7
Investments available for sale, at fair value, restricted investments	2,971,980.0	3,936,248.0	$ 31,674.1
Net allowance for credit losses	0.0	₨ 0.0
HDB Debt Securities Other Than Asset And Mortgage Backed Securities | Government Issued or Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	₨ 0.0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA